Shareholder Report, Holdings (Details) - C000246700	Apr. 30, 2025
NVIDIA8653466
Holdings [Line Items]
Percent of Total Investments	11.20%
Microsoft8653460
Holdings [Line Items]
Percent of Total Investments	9.20%
Amazon.com8653427
Holdings [Line Items]
Percent of Total Investments	7.60%
Netflix8653463
Holdings [Line Items]
Percent of Total Investments	6.20%
Meta Platforms8653457
Holdings [Line Items]
Percent of Total Investments	5.70%
Apple8653430
Holdings [Line Items]
Percent of Total Investments	5.50%
Visa8653490
Holdings [Line Items]
Percent of Total Investments	5.00%
Mastercard8653454
Holdings [Line Items]
Percent of Total Investments	5.00%
Eli Lilly8653439
Holdings [Line Items]
Percent of Total Investments	4.90%
Arista Networks8653433
Holdings [Line Items]
Percent of Total Investments	4.60%
Industrials
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.50%
Financials
Holdings [Line Items]
Percent of Net Asset Value	9.90%
Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.30%
Communication Services
Holdings [Line Items]
Percent of Net Asset Value	17.50%
Information Technology
Holdings [Line Items]
Percent of Net Asset Value	41.40%